Label	Element	Value
Risk Return Abstract	rr_RiskReturnAbstract
Document Type	dei_DocumentType	497
Period End Date	dei_DocumentPeriodEndDate	May 31, 2020
Registrant Name	dei_EntityRegistrantName	ProShares Trust
CIK	dei_EntityCentralIndexKey	0001174610
Amendment Flag	dei_AmendmentFlag	false
Document Created Date	dei_DocumentCreationDate	Mar. 10, 2021
Effective Date	dei_DocumentEffectiveDate	Mar. 10, 2021
Prospectus Date	rr_ProspectusDate	Oct. 01, 2020
Entity Inv Company Type	dei_EntityInvCompanyType	N-1A
ProShares K-1 Free Crude Oil Strategy ETF | None
Risk Return Abstract	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	OILK